Financial Risk Management Objectives - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 25,151	$ 41,461
Trade and other payables	21,127	28,850
Foreign exchange forward contracts	142	139
Finance lease liability	94	83
Financial liabilities	49,511	77,875
Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	25,151	41,461
Trade and other payables	21,127	28,850
Foreign exchange forward contracts	142	139
Finance lease liability	47	39
Financial liabilities	49,464	77,831
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability	36	27
Financial liabilities	36	27
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability	11	15
Financial liabilities	11	15
More than five years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Finance lease liability		2
Financial liabilities		2
All other related parties [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	2,997	7,342
All other related parties [Member] | Within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 2,997	$ 7,342